Investments in Productions and Investments in Acquired Content Rights	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Oct. 01, 2023	Mar. 31, 2024	Dec. 25, 2022
Investments in Productions and Investments in Acquired Content Rights
4. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Investment in Films and Television Programs:
Released, net of accumulated amortization	$1,011.6	$992.2
Completed and not released	201.3	225.4
In progress	1,129.2	644.4
In development	115.3	67.0

Investment in films and television programs, net	$2,457.4	$1,929.0

At
December 31
, 2024, acquired film and television libraries have remaining unamortized
costs of $245.0 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 13.5 years (March 31, 2024 - unamortized costs of $223.1 million).
Amortization of investment in film and television programs was $335.5 million and $1,053.3 million for the three and nine
months ended
December 31
, 2024, respectively, and was included in direct operating expense in the unaudited condensed consolidated statements of operations (three and nine
months ended
December 31
, 2023 - $311.4 million and $948.1 million, respectively).

Impairments.
Investment in films and
television
programs includes write-downs to fair value, which are included in direct operating expense on the unaudited condensed consolidated statements of operations, and represented the following amounts by segment for the three and nine
months ended
December 31
, 2024 and 2023:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2024	2023	2024	2023
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$0.2	$0.5	$18.8	$27.5
Television Production	0.4	1.2	0.4	6.6
Impairments not included in segment operating results (2)
Included in restructuring and other	7.3	—	6.8	—

	$7.9	$1.7	$26.0	$34.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in the three and nine months ended December 31, 2024 primarily represent content impairments related to the Motion Picture and Television Production segments associated with exiting local production in certain international territories. See Note 15.

3. Investment in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$992.2	$779.9
Completed and not released	225.4	289.8
In progress	644.4	649.1
In development	67.0	67.9

Investment in films and television programs, net	$1,929.0	$1,786.7

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

At March 31, 2024, acquired film and television libraries have remaining unamortized costs of $223.1 million, which are monetized individually and are being amortized on a straight-line basis or the individual-film-forecast method over a weighted average remaining period of approximately 12.8 years
(March 31, 2023—unamortized
costs of $132.8 million).
Amortization of investment in film and television programs was $1,347.8 million, $1,649.3 million and $1,497.5 million for the years ended March 31, 2024, 2023 and 2022, respectively, and was included in direct operating expense in the combined statements of operations.
The table below summarizes estimated future amortization expense for the Company’s investment in film and television programs as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Released investment in films and television programs	$391.2	$189.5	$147.5
Completed and not released investment in films and television programs	$139.6	n/a	n/a

Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the years ended March 31, 2024, 2023 and
2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$34.6	$6.2	$1.2
Television Production	8.4	4.6	34.9
Impairments not included in segment operating results (2)	12.8	—	—

	$55.8	$10.8	$36.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in fiscal 2024 represent development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne which are included in restructuring and other.

See Note 15 and Note 16 for further informa
tion.

Entertainment One Film And Television Business [Member]
Investments in Productions and Investments in Acquired Content Rights
(6)
Investments in Productions and Investments in Acquired Content Rights
Investments in productions and investments in acquired content rights are predominantly monetized on a title-by-title
basis and are recorded within other assets in the Company’s Condensed Combined Balance Sheets, to the extent they are considered recoverable against future revenues. These amounts are being amortized to program cost amortization using a model that reflects the consumption of the asset as it is released through various channels including broadcast licenses, theatrical release and home entertainment. Amounts capitalized are reviewed periodically on an individual film basis and any portion of the unamortized amount that appears not to be recoverable from future net revenues is expensed as part of program cost amortization during the period the loss becomes evident. The Company’s unamortized investments in productions and investments in acquired content rights consisted of the following at October 1, 2023 and December 25, 2022:

(In thousands)	2023	2022
Investment in Films and Television Programs:
Individual monetization
Released, net of amortization	$463,657	$489,756
Completed and not released	68,741	78,644
In production	76,013	21,915
Pre-production	123,444	103,687

Total program investments	$731,855	$694,002

The Company recorded $249,848 thousand of program cost amortization related to released programming in the nine months ended October 1, 2023, consisting of the following:

(In thousands)	Investment in Production	Investment in Content	Total
Program cost amortization	$219,847	$30,001	$249,848

(7)	Investments in Productions and Investments in Acquired Content Rights
Investments in productions and investments in acquired content rights are predominantly monetized on a title-by-title
basis and are recorded within other assets in the Company’s Combined Balance Sheets, to the extent they are considered recoverable against future revenues. These amounts are being amortized to program cost amortization using a model that reflects the consumption of the asset as it is released through various channels including broadcast licenses, theatrical release and home entertainment. Amounts capitalized are reviewed periodically on an individual film basis and any portion of the unamortized amount that appears not to be recoverable from future net revenues is expensed as part of program cost amortization during the period the loss becomes evident.
Programming costs consist of the following at December 25, 2022 and December 26, 2021:

(In thousands)	2022	2021
Investment in Films and Television Programs:
Individual monetization
Released, net of amortization	$489,756	$446,392
Completed and not released	78,644	25,450
In production	21,915	50,755
Pre-production	103,687	73,788

Total program investments	$694,002	$596,385

The Company recorded $
492,474
 thousand of program cost amortization related to released programming during 2022, consisting of the following:

(In thousands)	Investment in Production	Investment in Content	Total
Program cost amortization	$431,996	$60,478	$492,474
Based on management’s total revenue estimates at December 25, 2022, the Company’s expected future amortization expenses for capitalized programming costs over the next three years are as follows:

(In thousands)	2023	2024	2025
Estimated Future Amortization Expense:
Individual monetization
Released	$(109,119)	$(67,227)	$(58,166)
Completed and not released	(42,310)	N/A	N/A

Total	$(151,429)	$(67,227)	$(58,166)

In the normal course of its business, the Company also enters into contracts related to obtaining right of first refusal (“first look deals”) to purchase, distribute, or license certain entertainment projects or content. See Note 17 for more information on the Company’s expected future payments for first look deals.